Supplementary Financial Statement Information - Schedule of Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable:
Accounts payable	$ 130	$ 70
Payroll and related expenses	546	419
Accrued expenses	458	380
Other	177	170
Total	1,181	969
In Sweden [Member]
Accounts payable:
Accounts payable	58	65
Overseas [Member
Accounts payable:
Accounts payable	$ 72	$ 5